Investments in Debt, Equity Securities and Other Investments (Short-Term Investments in Debt Securities and Long-Term Investments in Debt and Equity Securities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Short-term investment in debt securities, available-for-sale securities		¥ 0	¥ 0
Long-term investment in debt and equity securities, available-for-sale securities		1,048,127	1,073,390
Available-for-sale securities, Aggregate Fair Value		1,048,127	1,073,390
Short-term investment in debt securities, held-to-maturity		84,703	101,566
Long-term investment in debt and equity securities, held-to-maturity		82,629	58,013
Held-to-maturity securities, Cost	[1]	167,332	159,579
Short-term investment in debt securities		84,703	101,566
Long-term investment in debt and equity securities		1,130,756	1,131,403
Total		¥ 1,215,459	¥ 1,232,969

[1]	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.